Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Assets [Line Items]
Available-for-sale equity shares of JYT held by JXLDK	4
Equity shares in JYT as a percentage of JYT's total equity interests	1.00%
Equity shares restricted for sale period	36 months
Unrealized gain, net of tax effect	$ 6,653
Unrealized gain, tax effect	2,218
Available-for-sale Securities
Other Assets [Line Items]
Discount adjustment to reflect sale restriction	25.00%
Carrying amount
Other Assets [Line Items]
Available-for-sale equity security of JYT	10,265
Fair value
Other Assets [Line Items]
Available-for-sale equity security of JYT	$ 10,265